ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and welfare	$ 1,907	$ 1,444
Other tax payable	284	335
Accrued staff disbursement	1,598	1,366
Deposit payable	95	241
Accrued professional fees	191	173
Other current liabilities	15,996	840
Other accrued expenses	584	633
Payable to AM Advertising and its subsidiaries	3,747	3,512
Total accrued expenses and other current liabilities	$ 24,402	$ 8,544